MAINSTAY VP SERIES FUND, INC.

Supplement dated October 5, 2010 (“Supplement”)
to the Prospectus for MainStay VP Series Fund, Inc.
dated May 1, 2010, as supplemented (“Prospectus”)

This Supplement updates certain information contained in the Prospectus. You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

Effective immediately, the Prospectus is revised as follows:

In the section entitled Purchase and Redemption of Shares, the final paragraph on page 118 of the sub- section entitled “Excessive Purchases and Redemptions or Exchanges” is hereby deleted in its entirety and replaced with the following:

A description of the Fund’s policies and procedures with respect to the disclosure of each of the Portfolio’s portfolio securities holdings is available in the SAI. The Fund will publish quarterly a list of each Portfolio’s ten largest holdings and publish monthly (quarterly with respect to the MainStay VP High Yield Corporate Bond Portfolio) a complete schedule of each Portfolio’s portfolio holdings on the internet at mainstayinvestments.com. You may also obtain this information by calling toll-free 800-598-2019. With the exception of the MainStay VP High Yield Corporate Bond Portfolio, disclosure of each Portfolio’s portfolio holdings is made available as of the last day of each calendar month, no earlier than 30 days after the end of the reported month (no earlier than 15 days after the reported month for Portfolios subadvised by ICAP and no later than 5 business days after the end of the reported month with respect to MainStay VP Cash Management Portfolio). Disclosure of the MainStay VP High Yield Corporate Bond Portfolio’s portfolio holdings is made available as of the last day of each calendar quarter, no earlier than 60 days after the end of the reported quarter.  The MainStay VP Cash Management Portfolio’s monthly portfolio holdings will remain accessible on the internet for at least six months after posting.  In addition, disclosure of each Portfolio’s top ten holdings is made quarterly no earlier than 15 days after the end of each calendar quarter. The Portfolios’ quarterly top ten holdings information is also provided in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report to the SEC on Form N-Q. In the case of the MainStay VP Cash Management Portfolio, certain portfolio information will be provided in monthly holdings reports to the SEC on Form N-MFP.  Form N-MFP will be made available to the public by the SEC 60 days after the end of the month to which the information pertains, and a link to each of the most recent 12 months of filings on Form N-MFP will be provided on the internet.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MAINSTAY VP SERIES FUND, INC.

Supplement dated October 5, 2010 (“Supplement”)
to the Statement of Additional Information for MainStay VP Series Fund, Inc.
dated May 1, 2010, as supplemented (“SAI”)

This Supplement updates certain information contained in the SAI. You may obtain copies of the Prospectus and SAI free of charge, upon request, by calling toll-free 800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

Effective immediately, the SAI is revised as follows:

In the section entitled “Disclosure of Portfolio Holdings,” the first paragraph on page 80 is hereby deleted in its entirety and replaced with the following:

The Fund will publish quarterly a list of each Portfolio’s ten largest holdings and publish monthly (quarterly, with respect to the MainStay VP High Yield Corporate Bond Portfolio) a complete schedule of each Portfolio’s portfolio holdings on the internet at mainstayinvestments.com. You may also obtain this information by calling toll-free 800-598-2019. With the exception of the MainStay VP High Yield Corporate Bond Portfolio, disclosure of each Portfolio’s portfolio holdings is made available as of the last day of each calendar month, no earlier than 30 days after the end of the reported month (no earlier than 15 days after the reported month for Portfolios subadvised by ICAP and no later than 5 business days after the end of the reported month with respect to MainStay VP Cash Management Portfolio). Disclosure of the MainStay VP High Yield Corporate Bond Portfolio’s portfolio holdings is made available as of the last day of each calendar quarter, no earlier than 60 days after the end of the reported quarter. The MainStay VP Cash Management Portfolio’s monthly portfolio holdings will remain accessible on the internet for at least six months after posting. In addition, disclosure of each Portfolio’s top ten holdings is made quarterly no earlier than 15 days after the end of each calendar quarter. The Portfolios’ quarterly top ten holdings information is also provided in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report to the SEC on Form N-Q. In the case of the MainStay VP Cash Management Portfolio, certain portfolio information will be provided in monthly holdings reports to the SEC on Form N-MFP. Form N-MFP will be made available to the public by the SEC 60 days after the end of the month to which the information pertains, and a link to each of the most recent 12 months of filings on Form N-MFP will be provided on the internet.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.